Taxation - Reconciliation of statutory tax rate and effective tax rate (Details) - PRC	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the differences between statutory tax rate and the effective tax rate for China
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction (as a percent)	(0.44%)	0.08%	(0.78%)
Effect on tax holiday (as a percent)	9.21%	0.99%	0.34%
Changes in valuation allowance (as a percent)	(38.91%)	(16.91%)	(8.14%)
Permanent book-tax differences-non-deductible expenses (as a percent)	2.27%	(14.26%)	(17.36%)
Effective tax rate (as a percent)	(2.87%)	(5.10%)	(0.94%)